Stockholders’ Deficit and Redeemable Noncontrolling Interest - Schedule of Stockholders Equity (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Shares authorized (in shares)	2,080,000,000	2,080,000,000
Shares issued (in shares)	280,127,000	279,545,000
Shares outstanding (in shares)	279,426,000	279,030,000
Voting
Class of Stock [Line Items]
Shares outstanding (in shares)	276,052,000	276,052,000
Non-voting
Class of Stock [Line Items]
Shares outstanding (in shares)	3,374,000	2,978,000